Stock Options and Warrants (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	308,464	267,257
Options Outstanding, Weighted- Average Remaining Contractual Life	6 years 8 months 1 day	6 years 26 days
Options Outstanding, Weighted- Average Exercise Price	$ 13.61	$ 15.00
Options Exercisable, Number of Shares	151,576
Options Exercisable, Weighted- Average Exercise Price	$ 15.38
$0 - $10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	0
Exercise Price, Upper Limit	$ 10.00
Options Outstanding, Number of Shares	130,740
Options Outstanding, Weighted- Average Remaining Contractual Life	7 years 8 months 27 days
Options Outstanding, Weighted- Average Exercise Price	$ 9.00
Options Exercisable, Number of Shares	38,884
Options Exercisable, Weighted- Average Exercise Price	$ 7.71
$10.01 - $15.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	10.01
Exercise Price, Upper Limit	$ 15.00
Options Outstanding, Number of Shares	154,721
Options Outstanding, Weighted- Average Remaining Contractual Life	7 years 10 months 13 days
Options Outstanding, Weighted- Average Exercise Price	$ 18.50
Options Exercisable, Number of Shares	11,520
Options Exercisable, Weighted- Average Exercise Price	$ 12.50
$15.01 - $20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	15.01
Exercise Price, Upper Limit	$ 20.00
Options Outstanding, Number of Shares	132,126
Options Outstanding, Weighted- Average Remaining Contractual Life	4 years 3 months
Options Outstanding, Weighted- Average Exercise Price	$ 17.50
Options Exercisable, Number of Shares	82,235
Options Exercisable, Weighted- Average Exercise Price	$ 17.50
$20.01 - $25.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, Lower Limit	20.01
Exercise Price, Upper Limit	$ 25.00
Options Outstanding, Number of Shares	22,569
Options Outstanding, Weighted- Average Remaining Contractual Life	4 years 11 months 16 days
Options Outstanding, Weighted- Average Exercise Price	$ 23.47
Options Exercisable, Number of Shares	18,937
Options Exercisable, Weighted- Average Exercise Price	$ 23.67